UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported): _____________

Commission File Number of securitizer: ______________

Central Index Key Number of securitizer: _____________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

AVNHT 2026-HE1 TRUST

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor:        0002157099

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Murtada Shah

Telephone (650) 309-6973

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Schedules to this Form ABS-15G. Please see the Schedule Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Aven Financial, Inc.
(Sponsor)

By:	/s/ Murtada Shah
Name:	Murtada Shah
Title:	Head of Operations

Date:	October 1, 2026

EXHIBIT INDEX

99.01	Mission Global, LLC (“Mission”) Narrative
99.02	Mission DD Data Report V04 Report
99.03	Mission Second Lien HELOC Supplemental Report
99.04	Mission HELOC Valuation Report
99.05	Mission Rating Agency Grades Summary Report
99.06	Mission Rating Agency Grades Detail Report
99.07	Mission TPR Review Data Compare Summary
99.08	Mission Data Compare Detail Report
99.09	Mission ASL Data Compare Summary Report
99.10	Mission ASL Data Compare Detail Report